Loans and Allowance for Loan Losses - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) Loan	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)
Financing Receivable Recorded Investment [Line Items]
Interest income recognized on cash basis	$ 0	$ 0	$ 0	$ 0
Number of loans identified as troubled debt restructurings | Loan	5	4	6
Specific reserve	$ 13,957,000	$ 13,773,000	$ 14,162,000	$ 10,023,000	$ 14,186,000
Commitments to lend an additional amounts of outstanding loans are classified as TDR's	$ 0	$ 0	$ 0
Description of loans modified as troubled debt restructuring	As of March 31, 2018, the terms of one loan was modified as TDR. The modification of the terms generally included loans wherea moratorium on loan payments was granted. Such moratoriums ranged from three months to twelve months on the loans restructured in 2017 and 2016.	During the year ended December 31, 2016, the terms of certain loans were modified as TDR's. The modification of the terms generally included loans wherea moratorium on loan payments was granted. Suchmoratoriums ranged from three months to six monthson the loans restructured in 2016.
Number of loans defaulted | Loan		0	0
Increase in allowance for loan losses under purchased credit-impaired loans	$ 0	$ 0	$ 0
Significant reductions in allowance for loan losses under purchased credit-impaired loans	$ 0	0	$ 0
Minimum
Financing Receivable Recorded Investment [Line Items]
Moratorium on loan payments period granted	3 months		3 months
Maximum
Financing Receivable Recorded Investment [Line Items]
Moratorium on loan payments period granted	12 months		6 months
One Loan
Financing Receivable Recorded Investment [Line Items]
Specific reserve	$ 0	$ 0	$ 1,782,000